RESTRICTED STOCK UNITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 management_company	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013	May 30, 2012	Dec. 31, 2010	Sep. 27, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							800,000
RSUs granted	94,476
RSUs fair values	$ 9.19	$ 5.25	$ 13.67			$ 22.27
RSUs fair value granted	$ 6.74		$ 13.95
RSUs fair value settled	$ 9.65	$ 13.63
Restricted stock unit expense	$ 663,000	$ 510,000	$ 230,000
Common stock, shares, issued	35,061	11,301
Share-based payment award, total share-based liabilities paid				181,610	159,763
RSU share settlement (Percent)	50.00%
RSU cash settlement (Percent)	50.00%
Number of management companies	2
Number of RSU vesting years	3 years		3 years
Share-based payment award, award vesting period	1/3		1/3
Restricted Stock Units Granted to Directors [Member]
RSU outstanding	88,157	66,307	76,164			29,571
RSUs granted	47,238		46,593
RSU settled	(25,388)	(9,857)
Restricted Stock Units Granted to Management Companies [Member]
RSU outstanding	88,161	66,311	76,168			29,572
RSUs granted	47,238		46,596
RSU settled	(25,388)	(9,857)
Restricted Stock Units Granted Total [Member]
RSU outstanding	176,318	132,618	152,332			59,143
RSUs granted	94,476		93,189
RSU settled	(50,776)	(19,714)
Restricted Stock Units Expense [Member]
Restricted stock unit expense	$ 919,000	$ 906,000	$ 230,000